POMONA INVESTMENT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2021 (UNAUDITED)

Private Equity Investments (90.24%)(a)(b)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (4.72%)
AAA Partners, Inc.(d)(e)	744,628	North America	06/21/2019	$3,928,145
Investcorp Aspen Offshore Fund, L.P.(e)		North America	07/01/2019	5,648,711
Roark Capital Partners II Sidecar, L.P.(e)		North America	10/18/2018	1,658,909
WP AUSA, L.P.(e)		North America	07/22/2019	6,506,548
Total Direct Investments / Co-Investments				17,742,313

Primary Investments (2.94%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.		Europe	04/11/2019	1,149,089
Berkshire Fund X-A, L.P.(e)		North America	09/22/2020	236,539
CB Offshore Equity X, Limited Partnership(e)		North America	11/20/2020	(20,900)
Genstar Capital Partners X, L.P.		North America	04/01/2021	--
Hellman & Friedman Capital Partners IX (Parallel), L.P.(e)		North America	09/28/2018	1,775,009
Hellman & Friedman Capital Partners X (Parallel), L.P.(e)		North America	05/10/2021	(4,278)
Roark Capital Partners V (TE), L.P.		North America	04/30/2018	5,530,207
TA XIV-B, L.P.		North America	05/27/2021	--
The Veritas Capital Fund VII, L.P.(e)		North America	10/10/2019	2,369,925
Total Primary Investments				11,035,591

Seasoned Primary Investments (5.63%)
Aerospace, Transportation and Logistics Fund II, LP(e)		North America	03/31/2019	1,754,415
Avista Capital Partners (Offshore) IV, L.P.(e)		North America	12/01/2017	673,403
Gryphon Partners IV, L.P.		North America	06/24/2016	6,962,335
Ironsides Offshore Direct Investment Fund V, L.P.(e)		North America	12/31/2019	4,105,982
L Catterton IX, L.P.		North America	03/09/2021	1,832,446
Merit Mezzanine Fund VI, L.P.		North America	03/02/2018	2,330,210
VSS Structured Capital Parallel III, L.P.		North America	01/26/2018	3,538,993
Total Primary Investments				21,197,784

Secondary Investments (76.95%)
ABRY Partners V, L.P.		North America	12/31/2018	3,861
Accel-KKR Capital Partners CV III, L.P.(e)		North America	06/30/2021	6,080,353
Accel-KKR Capital Partners III, L.P.(e)		North America	06/30/2021	11,946
Advent International GPE VI-A Limited Partnership(e)		North America	03/31/2021	176,884
Advent International GPE VII-B Limited Partnership(e)		North America	06/30/2015	2,826,785
Advent International GPE VIII-C Limited Partnership(e)		North America	12/31/2019	3,348,688
Altor 2003 Fund (No. 1) LP(e)		Europe	12/31/2018	8,600
AP VIII Private Investors, LLC		Europe	06/28/2019	2,577,121
AP VIII Private Investor Offshore (USD), L.P.		North America	06/30/2017	128,027
Apax Europe VI - A, L.P.(e)		Europe	12/30/2016	667,003
Apax Europe VII, L.P.(e)		Europe	03/31/2021	35,162
Apollo Investment Fund VI, L.P.(e)		North America	12/31/2018	70,410
Apollo Investment Fund VII, L.P.		North America	09/29/2017	156,071
Ares Corporate Opportunities Fund III, L.P.		North America	12/31/2019	224,510
Artiman Ventures III, L.P.(e)		North America	03/31/2021	766,833
Atlas Capital Resources, L.P.(e)		North America	06/30/2021	3,296,344
Audax Mezzanine Fund III, L.P.		North America	04/09/2021	1,329,093
Audax Private Equity Fund, L.P.(e)		North America	12/31/2018	15,227
Audax Private Equity Fund II, L.P.(e)		North America	12/31/2018	26,181
Audax Private Equity Fund III, L.P.(e)		North America	09/30/2015	363,461

Private Equity Investments (90.24%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (continued)
Audax Private Equity Fund IV, L.P.		North America	09/30/2016	$13,118
Audax Senior Loan Fund III, L.P.		North America	09/28/2018	428,010
Avista Capital Partners (Offshore) II, L.P.(e)		North America	12/31/2019	326,955
Avista Capital Partners III, L.P.(e)		North America	12/31/2019	57,225
Avista Healthcare Partners, L.P.(e)		North America	12/31/2019	2,620,063
Bain Capital Asia Fund II, L.P.(e)		North America	12/31/2019	1,189,836
Bain Capital Distressed and Special Situations 2013 E, L.P.(e)		North America	06/30/2015	183,556
Bain Capital Europe Fund III, L.P.(e)		North America	12/30/2016	416,222
Bain Capital Fund VII, L.P.		North America	12/29/2017	7,811,475
Bain Capital Fund VIII, L.P.(e)		North America	12/30/2015	11,040
Bain Capital Fund VIII-E, L.P.(e)		North America	12/31/2018	4,529
Bain Capital Fund IX, L.P.(e)		North America	12/31/2018	44,655
Bain Capital Fund X, L.P.(e)		North America	12/30/2015	2,627,349
Bain Capital VII Coinvestment Fund, L.P.		North America	12/29/2017	105,237
Bain Capital VIII Coinvestment Fund, L.P.(e)		North America	12/31/2018	1,209
Bain Capital IX Coinvestment Fund, L.P.(e)		North America	04/07/2021	945
BC Asia III Private Investors, L.P.		North America	06/30/2020	3,085,734
BC Europe IV Private Investors, L.P.		North America	06/30/2020	1,386,972
BC European Capital IX-8, L.P.		Europe	12/31/2020	2,468,354
BC Life Sciences Private Investors, L.P.(e)		North America	06/30/2020	3,348,361
BC XI Private Investor, L.P.		North America	06/30/2020	4,019,213
BC XII Private Investors, L.P.		North America	06/30/2020	3,558,961
BCP V-S, L.P.(e)		North America	09/29/2017	46,345
Berkshire Fund VI, Limited Partnership(e)		North America	12/31/2018	5,129,866
Berkshire Fund VII, L.P.(e)		North America	12/31/2018	321,249
Blackstone Capital Partners V, L.P.(e)		North America	09/29/2017	149,929
Bridgepoint Europe IV, L.P.(e)		Europe	03/31/2021	260,460
Carlyle Partners V, L.P.(e)		North America	12/31/2019	201,504
Catterton Growth Partners, L.P.(e)		North America	06/30/2021	904,986
CDRF8 Private Investors, LLC		North America	06/30/2017	227,134
Cerberus Institutional Partners, L.P. - Series Four		North America	12/30/2016	116,543
CHP III, L.P.(e)		North America	09/29/2017	443,281
CI Capital Investors II, L.P.(e)		North America	12/31/2019	1,336,965
CI Capital Investors III, L.P.(e)		North America	12/31/2019	5,373,453
Clearlake Capital Partners IV, L.P.		North America	12/31/2019	2,158,364
Clearlake Opportunities Partners (P-Offshore) L.P(e)		North America	12/31/2019	896,611
Comvest Capital II International (Cayman), L.P.		North America	06/29/2018	382,784
Comvest Capital III International (Cayman), L.P.		North America	06/02/2021	1,050,605
Court Square Capital Partners (Offshore) III, L.P.		North America	06/08/2021	1,034,327
DCM IV, L.P.(e)		North America	06/30/2015	41,582
DCM V, L.P.(e)		North America	06/30/2015	423,500
DCM VI, L.P.(e)		North America	06/30/2015	2,395,727
ECI 9, L.P.(e)		Europe	03/31/2021	156,312
Endeavour Capital Fund V, L.P.(e)		North America	03/31/2021	26,541
Energy Capital Partners II, L.P.(e)		North America	03/31/2021	53,821
EQT VII (No. 1) Limited Partnership(e)		Europe	05/31/2021	1,172,824
EQT VIII (No.1) SCSp(e)		Europe	12/31/2020	1,888,949
Francisco Partners II, L.P.		North America	12/31/2018	161,210
FSN Capital IV, L.P.(e)		Europe	12/31/2019	844,695
General Atlantic Investment Partners 2013, L.P.		North America	12/31/2019	4,378,000
Genstar Capital Partners VII (EU), L.P.(e)		North America	12/31/2020	1,794,449
Genstar Capital Partners VIII BL (EU), L.P.		North America	12/31/2020	2,540,935
Genstar VIII Opportunities Fund I (EU), L.P.(e)		North America	12/31/2020	1,473,844
GESD Investors II, L.P.(e)		North America	09/29/2017	67,597
Green Equity Investors CF, L.P.(e)		North America	04/26/2021	3,141,402

Private Equity Investments (90.24%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (continued)
Green Equity Investors Side VI, L.P.(e)		North America	06/30/2021	$4,054,160
Green Equity Investors V, L.P.(e)		North America	09/29/2017	387,822
Gridiron Capital Fund II, L.P.(e)		North America	12/31/2019	2,170,747
Gridiron Energy Feeder I, L.P.(e)		North America	05/10/2017	2,369,163
Gryphon Co-Invest Fund IV, L.P.		North America	12/31/2020	372,743
Gryphon Partners 3.5, L.P.(e)		North America	12/31/2020	418,710
Gryphon Partners IV, L.P.		North America	06/24/2016	2,142,256
Gryphon Partners V-A, L.P.(e)		North America	12/31/2020	2,731,746
GS Capital Partners VI Parallel, L.P.(e)		North America	12/31/2019	120,945
GSO Capital Opportunities Overseas Fund, L.P.(e)		North America	12/30/2015	50,994
GSO Private Investors Offshore II, L.P.		North America	06/30/2017	78,227
H&F Arrow 2, L.P.(e)		North America	04/13/2021	1,770,420
H&F Executives VIII, L.P.		North America	09/30/2020	4,301,748
H&F Executives IX, L.P.(e)		North America	09/30/2020	2,214,343
H.I.G. Bayside Debt & LBO Fund II, L.P.		North America	12/31/2018	329,124
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(e)		North America	03/31/2021	136,324
H.I.G. Capital Partners IV, L.P.		North America	12/31/2018	809,354
Harvest Partners V, L.P.(e)		North America	12/29/2017	2,322
Hellman & Friedman Capital Partners VI, L.P.(e)		North America	03/31/2019	136,941
Hellman & Friedman Capital Partners VII, L.P.		North America	05/10/2021	1,195,578
Hellman & Friedman Capital Partners VII (Parallel), L.P.		North America	06/28/2019	3,557,577
HgCapital 5, L.P.(e)		Europe	12/31/2018	49,572
Icon Partners II, L.P.(e)		North America	04/27/2021	478,775
Icon Partners III, L.P.(e)		North America	05/10/2021	3,373,114
Insight Equity I, L.P.(e)		North America	12/31/2018	21,733
Insight Equity II, L.P.(e)		North America	12/31/2018	788,742
Insight Partners Continuation Fund, L.P.		North America	08/14/2019	9,505,641
Insight Venture Partners (Cayman) VIII, L.P.(e)		North America	09/30/2019	2,021,517
Insight Venture Partners (Cayman) IX, L.P.		North America	09/30/2019	3,358,991
Insight Venture Partners Coinvestment Fund II, L.P.(e)		North America	06/30/2015	678,045
Insight Venture Partners Coinvestment Fund III, L.P.(e)		North America	06/30/2015	251,078
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.		North America	09/30/2019	514,205
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.		North America	09/30/2019	64,384
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.		North America	09/30/2019	1,023,374
Insight Venture Partners VI, L.P.(e)		North America	06/30/2015	16,198
Insight Venture Partners VII, L.P.		North America	06/30/2015	3,705,258
Insight Venture Partners VIII (Co-Investors), L.P.(e)		North America	12/31/2019	242,152
Insight Venture Partners VIII, L.P.(e)		North America	06/30/2015	3,082,958
Insight Venture Partners IX, L.P.		North America	09/30/2019	86,210
J.W. Childs Equity Partners III, L.P.(e)		North America	12/31/2018	11,507
JMI Equity Fund VI, L.P.		North America	09/29/2017	19,345
Kelso Investment Associates VIII, L.P.		North America	04/20/2021	1,181,643
KKR 2006 Fund, L.P.(e)		North America	09/29/2017	188,587
KKR 2006 Private Investors Offshore, L.P.(e)		North America	06/02/2021	320,848
KKR Americas Fund XII, L.P.(e)		North America	03/31/2021	4,065,251
KPS Special Situations Fund III, L.P.(e)		North America	09/29/2017	8,401
KPS Special Situations Fund III, L.P. (Supplemental Feeder), Ltd(e)		North America	12/29/2017	11,371
Lightspeed Venture Partners IX, L.P.(e)		North America	12/31/2020	4,626,592
Lion/Simba Investors, L.P.(e)		Europe	12/21/2020	4,772,885
Littlejohn Fund III, L.P.(e)		North America	12/31/2018	17,751
Littlejohn Fund IV, L.P.		North America	12/30/2015	349,200
Lovell Minnick Equity Partners III, L.P.(e)		North America	06/30/2021	1,696,949
Madison Dearborn Capital Partners IV, L.P.(e)		North America	12/31/2019	727,846
Madison Dearborn Capital Partners VI-C, L.P.(e)		North America	03/31/2021	498,941
Madison International Real Estate Liquidity Fund V(e)		North America	06/30/2015	13,690
Marlin Equity III, L.P.(e)		North America	06/30/2021	90,169

Private Equity Investments (90.24%)(a)(b) (continued)	Shares	Region(c)	Date	Fair Value
Secondary Investments (76.95%) (continued)
Mason Wells Buyout Fund III Limited Partnership(e)		North America	03/31/2021	$261,081
MDP Fund, L.P.(e)(f)		Europe	06/30/2021	198,668
Merchant Banking Partners IV, L.P.		North America	09/29/2017	22,871
Montreux Equity Partners IV, L.P.(e)		North America	09/29/2017	408,393
MPE Partners II, L.P.(e)		North America	06/28/2019	2,796,361
MSouth Equity Partners II, L.P.(e)		North America	12/31/2019	925,689
Nautic Partners VI-A, L.P.(e)		North America	12/31/2019	1,109,253
Navis Asia Fund VI, L.P.(e)		North America	03/31/2021	692,542
New Enterprise Associates 12, Limited Partnership(e)		North America	09/29/2017	66,592
New Mountain Partners III, L.P.(e)		North America	09/29/2017	747,056
NewView Capital Fund I, L.P.(e)		North America	10/31/2018	7,390,475
North Bridge Growth Equity I, L.P.(e)		North America	12/31/2020	61,509
North Bridge Growth Equity II, L.P.(e)(g)(h)		North America	12/31/2020	21,948,915
Oak Investment Partners XII, Limited Partnership(e)		North America	03/31/2019	136,266
Oaktree Private Investment Fund 2010, L.P.		North America	06/30/2015	67,447
Paladin III (HR), L.P.(e)		North America	09/29/2017	682,343
Pamlico Capital III, L.P.(e)		North America	12/31/2019	5,211,715
Parthenon Investors II, L.P.(e)		North America	12/31/2018	547,504
Parthenon Investors III, L.P.		North America	12/31/2018	4,525,496
Permira IV Feeder, L.P.(e)		Europe	04/23/2020	7,927,890
Platinum Equity Capital Partners II(e)		North America	09/29/2017	154,036
Providence Equity Partners IV, L.P.(e)		North America	12/30/2016	18,486
Providence Equity Partners V, L.P.(e)		North America	12/30/2016	36,190
Providence Equity Partners VI, L.P.		North America	12/30/2016	1,541,522
Providence Equity Partners VII, L.P.		North America	09/29/2017	489,748
Providence TMT Special Situations Fund, L.P.		North America	12/31/2018	4,721
RCF V Annex Fund, L.P.(e)		North America	06/30/2021	19,500
Resource Capital Fund V, L.P.(e)		North America	06/30/2021	50,959
Riverside Capital Appreciation Fund V, L.P.(e)		North America	03/31/2021	310,942
Roark Capital Partners II, L.P.(e)		North America	06/29/2018	1,484,363
Roark Capital Partners III, L.P.(e)		North America	06/29/2018	2,007,501
Roark Capital Partners IV, L.P.		North America	05/06/2021	1,128,591
Samson Brunello 2, L.P.(e)		North America	04/14/2021	1,050,991
Samson Hockey 2, L.P.(e)		North America	12/23/2020	1,469,064
Samson Shield 2, L.P.		North America	12/23/2020	3,930,982
Saw Mill Capital Partners, L.P.(e)		North America	09/29/2017	64,963
Seidler Equity Partners IV, L.P.(e)		North America	06/30/2021	3,361,806
Silver Lake Partners II, L.P.(e)		North America	12/30/2016	5,879
Silver Lake Partners III, L.P.		North America	12/31/2018	214,042
Silver Lake Partners V, L.P.		North America	06/30/2020	3,184,386
Sixth Cinven Fund (No. 4) Limited Partnership(e)		Europe	06/28/2019	3,499,930
Sixth Street Opportunities Partners III (B), L.P.		North America	06/30/2015	52,384
SL SPV-2, L.P.(e)		North America	02/14/2019	964,267
Summit Partners Private Equity Fund VII-A, L.P.(e)		North America	12/31/2018	720,999
Summit Partners Venture Capital Fund II-A, L.P.(e)		North America	12/31/2018	16,937
Summit Ventures VI-A, L.P.(e)		North America	12/31/2018	195,852
Sun Capital Partners IV, L.P.(e)		North America	12/31/2018	265,700
Sun Capital Partners V, L.P.		North America	12/31/2018	351,960
SunTx Capital Partners II, L.P.(e)		North America	12/31/2019	2,062,327
TA Atlantic and Pacific VI, L.P.(e)		North America	03/31/2021	178,818
TCW/Crescent Mezzanine Partners VB, L.P.		North America	12/30/2015	38,075
Tennenbaum Opportunities Fund V, LLC		North America	09/29/2017	336,204
Thomas H. Lee Equity Fund VI (2019), L.P.		North America	06/30/2021	365
Thomas H. Lee Equity Fund VI Liquidating Trust		North America	12/31/2020	1,389
Thomas H. Lee Parallel Fund VI Liquidating Trust		North America	12/31/2021	7,232
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.		North America	05/20/2021	2,463,676

Private Equity Investments (90.24%)(a)(b) (continued)	Shares	Region(c)	Date	Fair Value
Secondary Investments (76.95%) (continued)
TowerBrook Investors III, L.P.(e)		North America	12/31/2019	$36,324
TPF II-A, L.P.(e)		North America	12/31/2019	67,241
TPG Growth III (A), L.P.		North America	12/31/2019	3,311,404
TPG Partners V, L.P.(e)		North America	09/29/2017	7,182
TPG Partners VI, L.P.		North America	04/07/2021	903,503
TPG STAR, L.P.		North America	09/29/2017	184,543
Triton Fund III, L.P.(e)		Europe	03/31/2021	886,669
The Veritas Capital Fund III, L.P.(e)		North America	09/29/2017	24,214
The Veritas Capital Fund V, L.P.(e)		North America	06/28/2019	14,231,291
Vista Equity Partners Fund V, L.P.(e)		North America	09/28/2018	6,381,894
Weston Presidio V, L.P.(e)		North America	12/31/2018	204,559
WestView Capital Partners II, L.P.(e)		North America	12/31/2019	513,811
White Deer Energy, L.P.(e)		North America	06/30/2021	220,025
Wicks Communications & Media Partners III, L.P.(e)		North America	12/31/2018	18,211
Wind Point Partners AAV, L.P.(e)		North America	06/29/2021	920,696
Wind Point Partners VII-B, L.P.		North America	09/29/2017	421,936
Total Secondary Investments				289,377,896

Total Private Equity Investments
(Cost $261,908,848)				$339,353,584

Short-Term Investments (17.69%)	Fair Value
Money Market Funds (17.69%)
Fidelity Government Portfolio, Class I, 0.01%(j)	65,991,972
JP Morgan U.S. Government Money Market Fund, 0.01%(j)	547,360

Total Money Market Funds	66,539,332

Total Short-Term Investments
(Cost $66,539,332)	$66,539,332
Total Investments (107.93%)
(Cost $328,448,180)	$405,892,916

Liabilities in Excess of Other Assets (-7.93%)	(29,831,381)
Net Assets (100.00%)	$376,061,535

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2021 was $261,908,848 and $339,353,584, respectively.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of June 30, 2021, the aggregate cost of each investment restricted to resale was: $2,445,599, $4,965,047, $987,499, $4,895,000, $1,178,846, $–, $–, $–, $1,402,319, $–, $3,610,224, $–, $1,756,064, $1,519,639, $469,290, $4,092,467, $2,303,198, $1,416,275, $2,476,484, $2,932,592, $28,494, $3,709,472, $11,589, $41,815, $2,192,818, $1,836,779, $15,435, $2,096,161, $172,218, $568,769, $20,004, $207,218, $316,757, $585,763, $547,290, $1,855,635, $2,075,800, $2,154, $3,942, $2,427,892, $126,942, $540,849, $202,529, $–, $1,379,913, $1,211,335, $13,523, $949,452, $5,516,370, $450,882, $10,143, $48,404, $4,155,781, $49,683, $4,423, $51,102, $882,239, $652,399, $1,744,577, $584,621, $1,049,254, $1,869,446, $47,747, $6,066,247, $997,680, $444,287, $157,202, $207,326, $209,397, $310,839, $688,460, $344,839, $822,167, $3,986,824, $1,576,696, $616,478, $470,461, $2,041,634, $1,015,949, $133,659, $1,206,766, $1,832,390, $117,474, $20,126, $22,185, $961,822, $1,213,845, $117,196, $400,150, $2,235,059, $1,296,236, $1,708,957, $1,258,402, $27,528, $2,048, $3,021,789, $6,553,187, $2,598,771, $1,757,896, $371,355, $277,881, $2,184,126, $2,306,773, $100,016, $261,086, $208,762, $1,232,558, $1,844,865, $1,670,245, $433,082$89,466, $1,702,862, $72,969, $311,000, $670,971, $7,869,785, $79,100, $478,775, $3,373,114, $157,636, $816,992, $5,663,316, $1,351,476, $1,735,182, $577,528, $218,454, $510,364, $43,703, $700,965, $966,960, $1,655,999, $168,190, $2,143,719, $44,098, $453, $2,690, $1,582,906, $229,857, $198,148, $2,687,631, $487,022, $496,027, $2,128,308, $3,478,311, $10,272, $2,011,877, $758,019, $373,954, $371,377, $24,472, $75,156, $233,687, $1,875,294, $–, $352,649, $1,877,554, $1,567,507, $756,218, $619,854, $126,737, $824,419, $3,829,440, $115,171, $11,062,522, $171,384, $45,196, $2,134, $2,532,968, $225,909, $525,100, $3,999,937, $318,887, $19,151, $367,900, $4,671,448, $273,623, $5,693, $6,023, $14,852, $152,660, $851,069, $984,415, $860,648, $895,727, $1,189,691, $4,006,937, $675,116, $2,089,104, $1,415,896, $904,286, $1,947,038, $1,998,882, $35,751, $491,254, $710,259, $42,431, $309,279, $288,355, $492,200, $1,097,436, $91,228, $223,457, $220,345, $–, $–, $–, $2,314,488, $267,492, $19,744, $2,221,610, $325,255, $2,026,292, $515,409, $528,162, $364,685, $7,316,068, $5,256,638, $23,454, $536,421, $65,197, $123,227, $920,696, and $329,301 respectively, totaling, $261,908,848.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 1.04% of Net Assets. The total value of these securities is $3,928,145.
(e)	Non-income producing security.
(f)	Formerly known as Clyde Blowers Capital Fund III, L.P.
(g)	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.
(h)	This Private Equity Investment invests in structured senior securities, with little or no debt, of private and public companies.
(i)	This Private Equity Investment had a name change from TPG Opportunities Partners III (B), L.P. to Sixth Street Opportunities Partners III (B), L.P.
(j)	The rate shown is the annualized 7-day yield as of June 30, 2021.

See accompanying Notes.

1. Organization

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

2. Summary of Significant Accounting Policies

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by a board of trustees (the “Board”). The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of Pomona Management LLC (the “Administrator” and the “Adviser”) in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

•	Secondary Investments refer to investments in existing Private Equity that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an investment fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The private equity investments (“Private Equity Investments”) in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as practical expedient, such as certain Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

•	Valuations implied by third-party investment in similar assets or issuers.

Cash and Short-term Investments

The Fund holds cash and investments in short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term investments held by the Fund. Short-term investments are considered cash equivalents.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$-	$-	$3,928,145	$3,928,145
Short-Term Investments	$66,539,332	$-	$-	$66,539,332
Total	$66,539,332	$-	$3,928,145	$70,467,477

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2021, $335,425,439 was fair valued utilizing NAV as practical expedient.

During the period ended June 30, 2021, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2021	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of June 30, 2021
$3,149,141	$ -	$ -	$ -	$779,004	$ -	$ -	$3,928,145

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

Fair Value June 30, 2021	Valuation Methodologies	Unobservable Input	Input Range
$3,928,145	Market comparable companies	Enterprise value to EBITDA multiple	9.0x - 14.5x

4. Revolving Credit Agreement

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the “Barclays Facility”). The Barclays Facility has a five year term. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. Borrowings under the Barclays Facility bears interest at London Interbank Offered Rate (“LIBOR”) or Euro Interbank Offered Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion.

Effective June 3, 2021, the Fund Amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and extend the term to six years. As of June 30, 2021, the Fund had €13,300,000 (equivalent to $15,769,810) of outstanding borrowings on the Barclays Facility.

6. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.